Fair Value of Financial Assets and Liabilities - Additional Information (Details) - Tranche Obligations shares in Millions, $ in Millions	1 Months Ended	9 Months Ended
	Nov. 30, 2015 USD ($)	Sep. 30, 2016	Nov. 30, 2015 £ / shares shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions, risk-free interest rate		0.42%
Probability of closing tranche		80.00%
Class A Ordinary Shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Shares issued, price per share			£ 1.00
Fair value of share per share price			£ 1.44
Shares, issued | shares			2.5
Other Expense
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Increase in fair value | $	$ 4.3